Convertible Preferred Stock (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Par value	$ 225	$ 0
Shares outstanding	22,500	22,500
Series A $20
Par value	95
Shares outstanding	9,500
Liquidation preference	190,000
Series D $20
Par value	130
Shares outstanding	13,000
Liquidation preference	$ 260,000